Derivative Instruments - Fair Value Inputs - Quantitative Information (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net Fair Value Liabilities		$ (2,470,000,000)	$ (3,741,000,000)	$ 27,000,000
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net Fair Value Liabilities		(2,502,000,000)	(3,719,000,000)	$ 38,000,000
Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net Fair Value Liabilities		(2,502,000,000)	(3,719,000,000)
Liquefaction Supply Derivatives [Member] | Valuation, Market Approach | Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs Range	[1]	(1.173)	(1.775)
Liquefaction Supply Derivatives [Member] | Valuation, Market Approach | Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs Range	[1]	0.361	0.66
Liquefaction Supply Derivatives [Member] | Valuation, Market Approach | Weighted Average [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs Range	[1]	$ (0.021)	$ (0.063)
Liquefaction Supply Derivatives [Member] | Valuation Technique, Option Pricing Model | Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage	[1],[2]	93.00%	77.00%
Liquefaction Supply Derivatives [Member] | Valuation Technique, Option Pricing Model | Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage	[1],[2]	574.00%	515.00%
Liquefaction Supply Derivatives [Member] | Valuation Technique, Option Pricing Model | Weighted Average [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Inputs Basis Spread Percentage	[1],[2]	208.00%	193.00%

[1]	Unobservable inputs were weighted by the relative fair value of the instruments.
[2]	Spread contemplates U.S. dollar-denominated pricing.